UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3334

CALVERT SOCIAL INVESTMENT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2012

Item 1. Schedule of Investments.

CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

VARIABLE RATE DEMAND NOTES† - 76.7%	PRINCIPAL AMOUNT	VALUE
2880 Stevens Creek LLC, 0.55%, 11/1/33, LOC: Bank of the West (r)	$3,030,000	$3,030,000
Akron Hardware Consultants, Inc., 0.45%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,295,000	1,295,000
Alexandria Virginia IDA Revenue, 0.46%, 7/1/30, LOC: Bank of America (r)	5,535,000	5,535,000
Bayfront Regional Development Corp., 0.18%, 11/1/27, LOC: PNC Bank (r)	3,970,000	3,970,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.22%, 6/1/22, LOC: Comerica Bank (r)	685,000	685,000
California Statewide Communities Development Authority MFH Revenue:
0.29%, 11/1/31, LOC: U.S. Bank (r)	905,000	905,000
0.18%, 3/15/34, CEI: Fannie Mae (r)	1,750,000	1,750,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	250,000	250,000
Florida Housing Finance Corp. MFH Revenue:
Series B, 0.27%, 10/15/32, CEI: Fannie Mae (r)	700,000	700,000
Series J-2, 0.27%, 10/15/32, CEI: Fannie Mae (r)	730,000	730,000
Series N-2, 0.29%, 11/1/32, CEI: Freddie Mac (r)	50,000	50,000
Hawaii Department of Budget & Finance Revenue, 0.16%, 12/1/21, LOC: Union Bank (r)	2,757,500	2,757,500
Hayward California MFH Revenue, 0.12%, 5/1/38, CEI: Freddie Mac (r)	1,000,000	1,000,000
HBPWH Building Co., 0.26%, 11/1/22, LOC: Wells Fargo Bank (r)	655,000	655,000
HHH Investment Co., 0.55%, 7/1/29, LOC: Bank of the West (r)	1,990,000	1,990,000
Hills City Iowa Health Facilities Revenue, 0.14%, 8/1/35, LOC: U.S. Bank (r)	1,290,000	1,290,000
Huntingburg Indiana MFH Revenue, 0.35%, 7/1/35, LOC: FHLB (r)	2,050,000	2,050,000
Illinois Toll Highway Authority Revenue, 0.10%, 7/1/30, LOC: Northern Trust Co. (r)	5,300,000	5,300,000
Kaneville Road Joint Venture, Inc., 0.26%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	5,465,000	5,465,000
Legacy Park LLC, 0.30%, 1/1/58, LOC: Fifth Third Bank (r)	2,500,000	2,500,000
Los Angeles California MFH Revenue, 0.33%, 12/15/34, CEI: Fannie Mae (r)	875,000	875,000
Milpitas California MFH Revenue, 0.14%, 8/15/33, CEI: Fannie Mae (r)	300,000	300,000
Mississippi Business Finance Corp. Revenue, 0.30%, 9/1/21, LOC: Community Trust Bank, C/LOC: FHLB (r)	2,395,000	2,395,000
Ness Family Partners LP, 0.52%, 9/1/34, LOC: Bank of the West (r)	195,000	195,000
Nevada Housing Division Revenue, 0.15%, 4/15/39, CEI: Fannie Mae (r)	800,000	800,000
New York City GO, 0.10%, 4/1/42, LOC: Mizuho Corp. Bank Ltd. (r)	400,000	400,000
New York City Housing Development Corp. MFH Rent Revenue:
0.17%, 11/15/31, CEI: Fannie Mae (r)	1,450,000	1,450,000
0.17%, 11/15/35, CEI: Fannie Mae (r)	205,000	205,000
New York City Housing Development Corp. MFH Revenue:
0.13%, 11/1/38, CEI: Freddie Mac (r)	2,200,000	2,200,000
0.12%, 1/1/40, CEI: Freddie Mac (r)	2,800,000	2,800,000
New York City IDA Revenue, 0.19%, 2/1/35, LOC: M&T Trust Co. (r)	1,580,000	1,580,000
New York State HFA Revenue:
0.12%, 5/15/33, CEI: Fannie Mae (r)	200,000	200,000
0.19%, 5/15/36, CEI: Fannie Mae (r)	400,000	400,000
0.15%, 5/15/37, CEI: Fannie Mae (r)	1,000,000	1,000,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,290,000	3,290,000
Northstar Student Loan Trust II Revenue, 0.20%, 10/1/42, LOC: Royal Bank of Canada (r)	2,000,000	2,000,000
Overseas Private Investment Corp., 0.17%, 5/15/30, GA: U.S. Government (r)	3,000,000	3,000,000
Peoploungers, Inc., 0.40%, 4/2/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,615,000	1,615,000
Portage Indiana Industrial Pollution Control Revenue, 0.33%, 5/1/18, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	5,150,000	5,150,000
Rathbone LLC, 0.25%, 1/1/38, LOC: Comerica Bank (r)	4,170,000	4,170,000
Rhode Island Student Loan Authority Revenue:
0.22%, 6/1/48, LOC: State Street Bank & Trust (r)	2,000,000	2,000,000
0.15%, 6/1/52, LOC: State Street Bank & Trust (r)	3,200,000	3,200,000
Spencer County Indiana Industrial Pollution Control Revenue, 0.33%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	3,680,000	3,680,000
Sunroad Centrum Apartments 23 LP, 0.19%, 8/1/52, LOC: East West Bank, C/LOC: FHLB (r)	4,250,000	4,250,000
Tarrant County Texas Industrial Development Corp. Revenue, 0.25%, 9/1/27, LOC: JPMorgan Chase Bank (r)	950,000	950,000
Utah Housing Corp. Single Family Revenue, 0.15%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	1,290,000	1,290,000
Victorville California MFH Revenue, 0.29%, 12/1/15, LOC: Citibank (r)	600,000	600,000
Washington MFH Finance Commission Revenue:
0.23%, 6/15/32, CEI: Fannie Mae (r)	475,000	475,000
0.23%, 7/15/32, CEI: Fannie Mae (r)	425,000	425,000
0.18%, 7/15/34, CEI: Fannie Mae (r)	1,260,000	1,260,000
0.23%, 5/15/35, CEI: Fannie Mae (r)	445,000	445,000
0.23%, 5/1/37, CEI: Freddie Mac (r)	1,350,000	1,350,000
Wisconsin Health & Educational Facilities Authority Revenue, 0.11%, 4/1/35, LOC: U.S. Bank (r)	3,000,000	3,000,000

Total Variable Rate Demand Notes (Cost $98,857,500)		98,857,500

MUNICIPAL OBLIGATIONS - 0.9%
Washington County Pennsylvania Hospital Authority Revenue Bonds, 0.45%, 7/1/37, LOC: PNC Bank (mandatory put, 7/1/13 @ 100) (r)	1,200,000	1,200,000

Total Municipal Obligations (Cost $1,200,000)		1,200,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.1%
Federal Home Loan Bank:
0.27%, 5/21/13	2,000,000	2,000,000
0.28%, 9/5/13	2,000,000	2,000,627

Total U.S. Government Agencies and Instrumentalities (Cost $4,000,627)		4,000,627

U.S. TREASURY OBLIGATIONS - 18.7%
United States Treasury Notes:
0.625%, 1/31/13	2,000,000	2,000,790
1.375%, 2/15/13	2,000,000	2,003,024
0.625%, 2/28/13	2,000,000	2,001,499
1.375%, 3/15/13	2,000,000	2,004,669
0.625%, 4/30/13	3,000,000	3,004,114
3.50%, 5/31/13	2,000,000	2,027,408
3.125%, 8/31/13	1,000,000	1,019,395
0.75%, 9/15/13	2,000,000	2,007,686
0.50%, 10/15/13	2,000,000	2,004,669
2.75%, 10/31/13	2,000,000	2,042,449
0.25%, 11/30/13	2,000,000	2,000,594
1.00%, 1/15/14	2,000,000	2,016,920

Total U.S. Treasury Obligations (Cost $24,133,217)		24,133,217

TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.12%, 1/2/13	209,281	209,281

Total Time Deposit (Cost $209,281)		209,281

TOTAL INVESTMENTS (Cost $128,400,625) - 99.6%		128,400,625
Other assets and liabilities, net - 0.4%		532,429
NET ASSETS - 100%		$128,933,054

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

† The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Explanation of Guarantees:
C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 59.7%	SHARES	VALUE
Aerospace & Defense - 0.3%
B/E Aerospace, Inc.*	27,035	$1,335,529

Air Freight & Logistics - 0.8%
FedEx Corp.	22,952	2,105,157
United Parcel Service, Inc., Class B	26,830	1,978,176
		4,083,333

Beverages - 1.2%
Monster Beverage Corp.*	67,450	3,566,756
PepsiCo, Inc.	33,081	2,263,733
		5,830,489

Biotechnology - 0.4%
Amgen, Inc.	22,120	1,909,398

Capital Markets - 1.0%
Franklin Resources, Inc.	42,120	5,294,484

Chemicals - 1.2%
Ecolab, Inc.	81,300	5,845,470

Commercial Banks - 1.5%
US Bancorp	181,250	5,789,125
Wells Fargo & Co.	45,800	1,565,444
		7,354,569

Communications Equipment - 2.0%
Cisco Systems, Inc.*	172,750	3,394,538
F5 Networks, Inc.*	50,100	4,867,215
QUALCOMM, Inc.	33,050	2,049,761
		10,311,514

Computers & Peripherals - 4.3%
Apple, Inc.	21,074	11,233,074
EMC Corp.*	337,537	8,539,686
Western Digital Corp.	51,923	2,206,208
		21,978,968

Consumer Finance - 2.0%
American Express Co.	42,492	2,442,440
Capital One Financial Corp.	131,650	7,626,485
		10,068,925

Containers & Packaging - 1.1%
Ball Corp.	127,200	5,692,200

Distributors - 0.9%
Genuine Parts Co.	74,350	4,727,173

Diversified Financial Services - 1.4%
IntercontinentalExchange, Inc.*	49,850	6,171,929
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	247,500
Trust II, Preferred (b)(e)	500,000	247,500
Trust III, Preferred (b)(e)	500,000	247,500
Trust IV, Preferred (b)(e)	500,000	247,500
		7,161,929

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	54,530	1,838,206
CenturyLink, Inc.	141,750	5,545,260
		7,383,466

Electrical Equipment - 1.2%
Rockwell Automation, Inc.	71,250	5,984,287

Electronic Equipment & Instruments - 0.7%
Amphenol Corp.	28,602	1,850,549
Jabil Circuit, Inc.	85,092	1,641,425
		3,491,974

Energy Equipment & Services - 1.3%
Cameron International Corp.*	117,550	6,636,873

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	15,726	1,553,257
Walgreen Co.	130,750	4,839,058
		6,392,315

Food Products - 1.0%
Green Mountain Coffee Roasters, Inc.*	47,708	1,973,203
McCormick & Co., Inc.	21,772	1,383,175
The Hershey Co.	20,790	1,501,454
		4,857,832

Gas Utilities - 1.2%
Oneok, Inc. (s)	146,000	6,241,500

Health Care Equipment & Supplies - 2.2%
CareFusion Corp.*	136,700	3,906,886
DENTSPLY International, Inc.	38,647	1,530,808
Intuitive Surgical, Inc.*	4,415	2,164,983
Medtronic, Inc.	48,530	1,990,701
The Cooper Co.'s, Inc.	17,840	1,649,843
		11,243,221

Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	112,800	4,645,104
CIGNA Corp.	132,650	7,091,469
Express Scripts Holding Co.*	131,804	7,117,416
HCA Holdings, Inc.	61,270	1,848,516
Laboratory Corp. of America Holdings*	53,500	4,634,170
Quest Diagnostics, Inc.	18,605	1,084,113
		26,420,788

Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc.*	10,315	3,068,300

Household Products - 2.4%
Church & Dwight Co., Inc.	110,600	5,924,842
Procter & Gamble Co.	92,930	6,309,018
		12,233,860

Industrial Conglomerates - 1.1%
Danaher Corp.	102,400	5,724,160

Insurance - 1.6%
Aflac, Inc.	32,177	1,709,242
The Travelers Co.'s, Inc.	85,650	6,151,383
		7,860,625

Internet & Catalog Retail - 1.0%
priceline.com, Inc.*	7,830	4,863,996

Internet Software & Services - 2.2%
Akamai Technologies, Inc.*	51,150	2,092,546
Google, Inc.*	12,661	8,981,334
		11,073,880

IT Services - 1.8%
Alliance Data Systems Corp.*	25,450	3,684,142
International Business Machines Corp.	10,935	2,094,599
MasterCard, Inc.	6,395	3,141,736
		8,920,477

Machinery - 2.7%
Cummins, Inc.	63,900	6,923,565
Deere & Co.	80,450	6,952,489
		13,876,054

Multiline Retail - 1.4%
Dollar Tree, Inc.*	38,780	1,572,917
Nordstrom, Inc.	67,000	3,584,500
Target Corp.	35,061	2,074,559
		7,231,976

Oil, Gas & Consumable Fuels - 2.6%
Denbury Resources, Inc.*	395,350	6,404,670
Pioneer Natural Resources Co.	62,100	6,619,239
		13,023,909

Professional Services - 0.4%
Manpower, Inc.	43,518	1,846,904

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	68,825	1,419,860

Software - 2.8%
BMC Software, Inc.*	70,600	2,799,996
Citrix Systems, Inc.*	25,584	1,682,148
Microsoft Corp.	329,168	8,798,661
Symantec Corp.*	59,120	1,112,047
		14,392,852

Specialty Retail - 3.8%
Bed Bath & Beyond, Inc.*	93,100	5,205,221
The Home Depot, Inc.	47,532	2,939,854
TJX Co.'s, Inc.	125,750	5,338,088
Ulta Salon, Cosmetics & Fragrance, Inc.	58,400	5,738,384
		19,221,547

Textiles, Apparel & Luxury Goods - 0.5%
Nike, Inc., Class B	49,554	2,556,986

Venture Capital - 0.8%
Agraquest, Inc., Contingent Deferred Distribution (b)(i)*	1	245,888
CFBanc Corp. (b)(i)*	27,000	202,124
Community Bank of the Bay *	4,000	11,600
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	—
Series C, Preferred (b)(i)*	601,710	134,278
Environmental Private Equity Fund II, Liquidating Trust LP (b)(i)*	200,000	4,344
LearnZillion, Inc., Series A, Preferred (b)(i)*	169,492	100,000
Neighborhood Bancorp (b)(i)*	10,000	—
Seventh Generation, Inc. (b)(i)*	200,295	3,533,797
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	49,522
Series E, Preferred (b)(i)*	129,089	13,425
Wind Harvest Co., Inc. (b)(i)*	8,696	—
		4,294,978

Total Equity Securities (Cost $250,139,020)		301,856,601

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Angels With Attitude I LLC (a)(b)(i)*	$200,000	79,230
Coastal Venture Partners (b)(i)*	93,756	85,823
Commons Capital (b)(i)*	343,796	161,962
First Analysis Private Equity Fund IV (b)(i)*	268,964	782,942
GEEMF Partners (a)(b)(i)*	-	136,216
Global Environment Emerging Markets Fund (b)(i)*	-	511,227
Infrastructure and Environmental Private Equity Fund III (b)(i)*	72,089	123,078
Labrador Ventures III (b)(i)*	360,875	42,859
Labrador Ventures IV (b)(i)*	900,510	29,701
New Markets Growth Fund LLC (b)(i)*	225,646	—
Solstice Capital (b)(i)*	184,585	184,113

Total Venture Capital Limited Partnership Interest (Cost $2,650,221)		2,137,151

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
Drop The Chalk:
8.00%, 3/31/13 (b)(i)*	$42,857	42,857
8.00%, 3/31/13 (b)(i)*	107,143	107,143
Lumni, Inc., 6.00%, 10/5/15 (b)(i)	100,000	100,000
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(i)	1,000,000	1,111,165

Total Venture Capital Debt Obligations (Cost $1,250,000)		1,361,165

ASSET-BACKED SECURITIES - 1.3%
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	500,000	500,109
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	714,127	714,023
CIT Equipment Collateral, 7.33%, 9/15/17 (e)	800,000	821,894
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	375,506	375,570
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	216,759	216,936
Ford Credit Floorplan Master Owner Trust, 2.07%, 9/15/15 (e)	605,000	608,874
Santander Consumer Acquired Receivables Trust, 1.66%, 8/15/16 (e)	632,260	637,574
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	375,000	374,839
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	935,291	935,139
Westlake Automobile Receivables Trust, 1.03%, 3/15/16 (e)	1,500,000	1,501,590

Total Asset-Backed Securities (Cost $6,699,727)		6,686,548

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.1%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	82,627	83,290
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	480,616	483,319

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $561,225)		566,609

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
BAMLL-DB Trust, 3.352%, 4/13/29 (e)	449,791	473,972
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.576%, 7/10/42	345,486	346,149
Commercial Mortgage Pass Through Certificates, 2.388%, 12/10/45	215,000	218,305
Credit Suisse First Boston Mortgage Securities Corp., 4.597%, 3/15/35	157,326	157,285
GMAC Commercial Mortgage Securities Trust, Inc., 4.079%, 5/10/36	476,772	478,198
GS Mortgage Securities Corp., 3.007%, 12/10/30 (b)	150,000	153,357
GS Mortgage Securities Trust, 3.409%, 12/10/30 (b)	150,000	153,363
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	1,000,000	1,029,174
Motel 6 Trust, 1.948%, 10/5/25 (e)	1,000,000	1,007,472
UBS-Barclays Commercial Mortgage Trust, 2.533%, 12/10/45	495,000	502,907

Total Commercial Mortgage-Backed Securities (Cost $4,543,465)		4,520,182

CORPORATE BONDS - 27.1%
Agilent Technologies, Inc., 3.20%, 10/1/22	600,000	607,062
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 4.50%, 2/11/14	500,000	514,375
Altera Corp., 1.75%, 5/15/17	500,000	510,890
Amazon.com, Inc., 1.20%, 11/29/17	600,000	596,702
America Movil SAB de CV, 2.375%, 9/8/16	350,000	363,784
American Express Centurion Bank, 0.76%, 11/13/15 (r)	2,400,000	2,396,614
Amgen, Inc.:
2.50%, 11/15/16	150,000	157,601
3.875%, 11/15/21	150,000	164,728
5.15%, 11/15/41	600,000	675,220
AT&T, Inc.:
2.95%, 5/15/16	500,000	529,361
1.60%, 2/15/17	500,000	505,871
3.00%, 2/15/22	1,350,000	1,404,031
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	—
Autodesk, Inc., 1.95%, 12/15/17	600,000	597,018
Bank of America Corp.:
1.733%, 1/30/14 (r)	500,000	504,176
0.638%, 9/15/14 (r)	400,000	396,297
5.70%, 1/24/22	2,200,000	2,645,608
Bank of America NA, 5.30%, 3/15/17	1,200,000	1,349,652
Bank of New York Mellon Corp.:
1.70%, 11/24/14	300,000	306,806
2.40%, 1/17/17	400,000	419,041
Bank of Nova Scotia:
1.85%, 1/12/15	450,000	460,836
1.95%, 1/30/17 (e)	945,000	984,312
BB&T Corp., 1.60%, 8/15/17	600,000	607,205
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	267,124
BellSouth Corp., 4.02%, 4/26/21 (e)	2,000,000	2,020,686
Boston Properties LP:
3.70%, 11/15/18	250,000	271,572
3.85%, 2/1/23	1,000,000	1,050,484
Campbell Soup Co., 2.50%, 8/2/22	600,000	594,632
Canadian National Railway Co.:
1.45%, 12/15/16	150,000	152,631
3.50%, 11/15/42	400,000	386,023
Capital One Financial Corp., 2.15%, 3/23/15	300,000	306,222
CBS Corp., 3.375%, 3/1/22	1,000,000	1,039,776
CC Holdings GS V LLC, 2.381%, 12/15/17 (e)	600,000	602,933
CenturyLink, Inc.:
5.80%, 3/15/22	1,150,000	1,215,696
7.65%, 3/15/42	1,000,000	1,045,110
Chesapeake Energy Corp., 7.625%, 7/15/13	1,500,000	1,545,000
Church & Dwight Co., Inc., 2.875%, 10/1/22	600,000	601,963
CIT Group, Inc., 4.75%, 2/15/15 (e)	375,000	390,000
Colgate-Palmolive Co.:
1.30%, 1/15/17	250,000	254,291
2.45%, 11/15/21	1,000,000	1,032,596
2.30%, 5/3/22	1,000,000	1,008,719
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	300,000	348,922
Corning, Inc.:
1.45%, 11/15/17	500,000	501,967
4.75%, 3/15/42	1,000,000	1,053,092
Costco Wholesale Corp., 1.70%, 12/15/19	600,000	604,086
COX Communications, Inc., 4.70%, 12/15/42 (e)	600,000	612,223
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,500,000	1,692,544
CVS Pass-Through Trust, 6.036%, 12/10/28	1,261,853	1,475,447
Darden Restaurants, Inc., 3.35%, 11/1/22	500,000	483,813
DDR Corp., 4.75%, 4/15/18	500,000	554,136
Deere & Co., 2.60%, 6/8/22	1,000,000	1,012,601
Discover Financial Services:
5.20%, 4/27/22	1,500,000	1,708,072
3.85%, 11/21/22 (e)	750,000	773,905
Discovery Communications LLC:
3.30%, 5/15/22	1,000,000	1,027,117
4.95%, 5/15/42	700,000	748,159
DISH DBS Corp., 5.875%, 7/15/22	350,000	376,250
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	207,081
Duke Realty LP, 6.25%, 5/15/13	700,000	713,846
Eaton Corp.:
1.50%, 11/2/17 (e)	500,000	501,022
2.75%, 11/2/22 (e)	600,000	598,148
eBay, Inc., 2.60%, 7/15/22	500,000	505,120
Ecolab, Inc., 4.35%, 12/8/21	750,000	837,136
Enterprise Products Operating LLC:
4.85%, 8/15/42	400,000	429,341
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,250,000	1,431,250
EOG Resources, Inc., 2.625%, 3/15/23	600,000	604,222
ERP Operating LP, 4.625%, 12/15/21	500,000	563,206
Excalibur One 77B LLC, 1.491%, 1/1/25	225,000	223,315
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	610,404
Express Scripts Holding Co., 2.75%, 11/21/14 (e)	200,000	206,319
FedEx Corp.:
2.625%, 8/1/22	600,000	596,920
3.875%, 8/1/42	300,000	293,319
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	600,000	612,342
4.207%, 4/15/16	750,000	799,962
3.984%, 6/15/16	1,100,000	1,168,009
4.25%, 2/3/17	200,000	214,258
5.875%, 8/2/21	700,000	815,177
Frontier Communications Corp., 6.25%, 1/15/13	500,000	500,625
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,567,933
Gilead Sciences, Inc., 4.40%, 12/1/21	550,000	626,980
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,038,652
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	2,000,000	545,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	1,500,000	18,750
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	700,000	740,966
6.15%, 4/1/18	875,000	1,027,922
5.75%, 1/24/22	1,500,000	1,773,318
Great River Energy, 5.829%, 7/1/17 (e)	225,441	239,764
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17 (e)	500,000	516,762
HCP, Inc., 3.15%, 8/1/22	600,000	588,007
Hershey Co., 1.50%, 11/1/16	150,000	153,002
Hewlett-Packard Co.:
0.711%, 5/30/14 (r)	500,000	490,063
2.60%, 9/15/17	500,000	487,078
HSBC Holdings plc, 4.00%, 3/30/22	500,000	547,433
Ingredion, Inc.:
1.80%, 9/25/17	600,000	596,054
4.625%, 11/1/20	600,000	669,945
Intel Corp., 4.80%, 10/1/41	800,000	880,486
International Business Machines Corp.:
0.875%, 10/31/14	750,000	756,320
2.90%, 11/1/21	500,000	525,224
Jefferies Group, Inc., 5.125%, 4/13/18	250,000	262,500
John Deere Capital Corp.:
1.25%, 12/2/14	300,000	303,986
2.00%, 1/13/17	250,000	258,680
JPMorgan Chase & Co.:
1.435%, 9/22/15 (r)	1,000,000	1,014,802
4.50%, 1/24/22	3,550,000	4,015,891
Kellogg Co., 3.125%, 5/17/22	2,000,000	2,095,976
Laboratory Corporation of America Holdings, 2.20%, 8/23/17	600,000	615,866
Lender Processing Services, Inc., 5.75%, 4/15/23	1,000,000	1,037,500
Liberty Mutual Group, Inc.:
4.95%, 5/1/22 (e)	1,000,000	1,089,887
6.50%, 5/1/42 (e)	500,000	562,519
Life Technologies Corp., 3.375%, 3/1/13	500,000	501,509
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,600,000	1,548,832
Lowe's Co.'s, Inc., 3.80%, 11/15/21	250,000	276,156
Masco Corp., 5.85%, 3/15/17	600,000	652,980
McKesson Corp., 2.70%, 12/15/22	600,000	600,197
Medtronic, Inc., 4.50%, 3/15/42	500,000	568,029
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	600,000	593,646
Merrill Lynch & Co., Inc., 0.80%, 1/15/15 (r)	1,000,000	980,336
Methanex Corp., 3.25%, 12/15/19	600,000	603,490
Microsoft Corp.:
2.125%, 11/15/22	500,000	495,103
3.50%, 11/15/42	500,000	483,401
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	1,967,831	526,395
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	1,200,000	1,204,882
6.90%, 10/1/37	1,000,000	1,239,234
New Albertsons, Inc., 8.00%, 5/1/31	700,000	393,750
New York Life Global Funding, 1.65%, 5/15/17 (e)	200,000	203,680
NII Capital Corp., 7.625%, 4/1/21	700,000	530,250
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	150,000	152,049
Nordstrom, Inc., 4.00%, 10/15/21	300,000	334,484
Novartis Capital Corp., 2.40%, 9/21/22	600,000	601,618
NuStar Pipeline Operating Partnership LP, 5.875%, 6/1/13	1,000,000	1,011,113
NYU Hospitals Center, 4.428%, 7/1/42	500,000	485,405
Omnicom Group, Inc., 3.625%, 5/1/22	500,000	520,859
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	1,000,000	1,055,090
Pentair Finance SA:
1.35%, 12/1/15 (e)	600,000	599,468
1.875%, 9/15/17 (e)	600,000	601,763
PepsiCo, Inc., 2.75%, 3/5/22	600,000	616,387
Pioneer Natural Resources Co., 5.875%, 7/15/16	945,000	1,071,526
PNC Bank NA, 2.70%, 11/1/22	1,000,000	1,000,317
Royal Bank of Canada, 1.20%, 9/19/17	1,450,000	1,453,480
Safeway, Inc., 1.811%, 12/12/13 (r)	2,250,000	2,250,697
Safina Ltd., 2.00%, 12/30/23	980,709	1,005,289
Salvation Army, 5.46%, 9/1/16	160,000	180,821
Simon Property Group LP, 6.125%, 5/30/18	1,000,000	1,218,112
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	492,910
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	900,000	965,250
St. Jude Medical, Inc., 2.50%, 1/15/16	1,000,000	1,036,606
Stanley Black & Decker, Inc., 2.90%, 11/1/22	600,000	606,350
SunTrust Bank:
0.602%, 8/24/15 (r)	500,000	485,754
7.25%, 3/15/18	500,000	611,938
Tagua Leasing LLC, 1.581%, 11/16/24	1,000,000	998,938
Target Corp.:
2.90%, 1/15/22	350,000	370,973
4.00%, 7/1/42	600,000	616,427
Telefonica Emisiones SAU, 0.643%, 2/4/13 (r)	900,000	899,033
Texas Instruments, Inc., 1.65%, 8/3/19	600,000	598,657
The Coca-Cola Co., 0.26%, 3/14/14 (r)	1,750,000	1,749,527
The Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,014,428
Time Warner Cable, Inc.:
4.00%, 9/1/21	700,000	768,365
5.50%, 9/1/41	600,000	667,600
Time Warner, Inc.:
4.00%, 1/15/22	350,000	383,139
3.40%, 6/15/22	500,000	521,539
5.375%, 10/15/41	500,000	558,526
4.90%, 6/15/42	500,000	536,373
Toronto-Dominion Bank, 2.375%, 10/19/16	400,000	420,334
Toyota Motor Credit Corp.:
2.05%, 1/12/17	400,000	413,704
3.30%, 1/12/22	400,000	431,550
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,000,000	2,155,000
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	500,163
US Bancorp, 2.95%, 7/15/22	500,000	505,113
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,590,385
Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	1,000,000	1,074,942
Viacom, Inc., 3.125%, 6/15/22	1,000,000	1,023,800
Volkswagen International Finance NV, 0.97%, 4/1/14 (e)(r)	1,500,000	1,504,836
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,250,000	2,238,750
Walgreen Co., 1.80%, 9/15/17	600,000	603,344
Wells Fargo & Co., 1.23%, 6/26/15 (r)	500,000	504,724
Western Union Co., 2.875%, 12/10/17	600,000	594,509
Willis Group Holdings plc, 4.125%, 3/15/16	1,000,000	1,066,619
Wisconsin Public Service Corp., 3.671%, 12/1/42	600,000	592,145
Xerox Corp., 1.71%, 9/13/13 (r)	500,000	503,279
Yara International ASA, 7.875%, 6/11/19 (e)	500,000	642,216

Total Corporate Bonds (Cost $137,423,130)		136,741,364

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.5%
Freddie Mac, 1.25%, 10/2/19	7,650,000	7,627,616

Total U.S. Government Agencies and Instrumentalities (Cost $7,640,460)		7,627,616

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Fannie Mae, 3.00%, 1/4/13	2,605,000	2,729,552

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,739,625)		2,729,552

MUNICIPAL OBLIGATIONS - 2.1%
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	375,000	381,937
New York City GO Bonds:
5.206%, 10/1/31	1,275,000	1,480,084
0.10%, 4/1/42 (r)	2,000,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,253,430
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	586,995
Union County Arkansas Industrial Development Revenue VRDN, 0.69%, 10/1/27 (r)	3,000,000	3,000,000
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47 (e)	1,500,000	1,611,210

Total Municipal Obligations (Cost $10,151,218)		10,313,656

HIGH SOCIAL IMPACT INVESTMENTS - 0.8%
Calvert Social Investment Foundation Notes, 1.04%, 7/1/13 (b)(i)(r)	4,266,666	4,196,351

Total High Social Impact Investments (Cost $4,266,666)		4,196,351

U.S. TREASURY OBLIGATIONS - 2.3%
United States Treasury Bonds:
2.75%, 8/15/42	1,860,000	1,796,063
2.75%, 11/15/42	1,355,000	1,305,458
United States Treasury Notes:
0.25%, 11/30/14	1,195,000	1,195,047
0.625%, 11/30/17	470,000	468,421
1.625%, 11/15/22	6,855,000	6,780,020

Total U.S. Treasury Obligations (Cost $11,639,707)		11,545,009

SOVEREIGN GOVERNMENT BONDS - 0.5%
Province of Ontario Canada:
1.65%, 9/27/19	715,000	714,571
2.45%, 6/29/22	2,000,000	2,026,176

Total Sovereign Government Bonds (Cost $2,705,707)		2,740,747

TIME DEPOSIT - 3.1%
State Street Bank Time Deposit, 0.12%, 1/2/13	15,508,656	15,508,656

Total Time Deposit (Cost $15,508,656)		15,508,656

TOTAL INVESTMENTS (Cost $457,918,827) - 100.6%		508,531,207
Other assets and liabilities, net - (0.6%)		(2,955,548)
NET ASSETS - 100%		$505,575,659

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	17	3/13	$3,747,969	($21)

Sold:
10 Year U.S. Treasury Notes	22	3/13	2,921,188	$19,113

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 2.4% of the Portfolio.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 5,500 shares of Oneok, Inc. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	$-
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes, 1.04%, 7/1/13	7/1/10	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96 - 6/22/00	93,756
Commons Capital LP	2/15/01 - 12/27/11	343,796
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,331
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Drop The Chalk:
8.00%, 3/31/13	10/7/11	107,143
8.00%, 3/31/13	4/5/11	42,857
Environmental Private Equity Fund II, Liquidating Trust LP	4/26/07	-
First Analysis Private Equity Fund IV LP	2/25/02 - 7/6/11	268,964
GEEMF Partners LP	2/28/97	-
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	-
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	72,089
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	900,510
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
Lumni, Inc., 6.00%, 10/5/15	10/6/10	100,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
Solstice Capital LP	6/26/01 - 6/17/08	184,585
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

ASSET-BACKED SECURITIES - 2.4%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	$1,800,000	$1,800,392
Bear Stearns Asset Backed Securities Trust, 0.43%, 12/25/35 (r)	548,571	540,334
CIT Equipment Collateral, 7.33%, 9/15/17 (e)	1,800,000	1,849,262
Countrywide Asset-Backed Certificates, 0.63%, 2/25/36 (r)	104,463	104,077
DT Auto Owner Trust, 1.40%, 8/15/14 (e)	1,517,310	1,518,554
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	4,649,749	4,672,393
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	1,450,000	1,449,378
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	3,741,163	3,740,557
Westlake Automobile Receivables Trust, 1.03%, 3/15/16 (e)	2,500,000	2,502,650

Total Asset-Backed Securities (Cost $18,184,399)		18,177,597

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.4%
Countrywide Alternative Loan Trust, 4.968%, 7/25/35 (r)	568,148	574,171
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	826,266	832,905
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	1,826,340	1,836,613

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,198,723)		3,243,689

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
BAMLL-DB Trust, 3.352%, 4/13/29 (e)	1,749,186	1,843,226
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.576%, 7/10/42	863,715	865,373
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	71,600	71,573
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	3,951,345	3,957,576
Commercial Mortgage Pass Through Certificates, 2.388%, 12/10/45	860,000	873,218
Credit Suisse First Boston Mortgage Securities Corp.:
4.597%, 3/15/35	419,536	419,427
5.253%, 8/15/36 (r)	2,181,000	2,228,121
GMAC Commercial Mortgage Securities Trust, Inc., 4.079%, 5/10/36	4,004,881	4,016,859
GS Mortgage Securities Corp., 3.007%, 12/10/30 (b)	600,000	613,428
GS Mortgage Securities Trust, 3.409%, 12/10/30 (b)	600,000	613,452
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,058,348
Motel 6 Trust, 1.948%, 10/5/25 (e)	3,800,000	3,828,394
UBS-Barclays Commercial Mortgage Trust, 2.533%, 12/10/45	1,965,000	1,996,387

Total Commercial Mortgage-Backed Securities (Cost $23,715,208)		23,385,382

CORPORATE BONDS - 68.5%
Agilent Technologies, Inc., 3.20%, 10/1/22	2,000,000	2,023,540
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
Ally Financial, Inc., 4.50%, 2/11/14	2,500,000	2,571,875
Altera Corp., 1.75%, 5/15/17	2,000,000	2,043,558
Amazon.com, Inc.:
1.20%, 11/29/17	2,000,000	1,989,008
2.50%, 11/29/22	2,000,000	1,971,240
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,078,766
4.375%, 7/16/42	1,000,000	1,039,130
American Honda Finance Corp., 2.125%, 2/28/17 (e)	3,000,000	3,069,609
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,597,290
American Tower Corp.:
4.50%, 1/15/18	1,500,000	1,644,321
5.90%, 11/1/21	5,200,000	6,207,594
Amgen, Inc.:
2.50%, 11/15/16	1,000,000	1,050,674
3.875%, 11/15/21	1,000,000	1,098,184
5.15%, 11/15/41	900,000	1,012,829
AT&T, Inc.:
1.60%, 2/15/17	1,500,000	1,517,612
3.00%, 2/15/22	7,500,000	7,800,172
5.55%, 8/15/41	3,000,000	3,600,372
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	—
Autodesk, Inc., 3.60%, 12/15/22	2,000,000	2,008,820
B/E Aerospace, Inc., 6.875%, 10/1/20	1,000,000	1,112,500
Bank of America Corp.:
1.733%, 1/30/14 (r)	3,600,000	3,630,064
0.638%, 9/15/14 (r)	2,000,000	1,981,484
4.50%, 4/1/15	1,500,000	1,598,889
3.875%, 3/22/17	1,500,000	1,626,781
5.65%, 5/1/18	3,250,000	3,781,190
5.70%, 1/24/22	2,550,000	3,066,500
5.875%, 2/7/42	900,000	1,122,830
Bank of America NA, 5.30%, 3/15/17	11,400,000	12,821,694
Bank of Montreal, 2.625%, 1/25/16 (e)	4,930,000	5,226,293
Bank of New York Mellon Corp.:
1.70%, 11/24/14	2,000,000	2,045,372
2.40%, 1/17/17	2,000,000	2,095,204
Bank of Nova Scotia:
1.85%, 1/12/15	1,800,000	1,843,342
1.95%, 1/30/17 (e)	7,345,000	7,650,552
BB&T Corp., 1.60%, 8/15/17	2,000,000	2,024,016
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,576,032
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (e)	2,000,000	2,116,600
Campbell Soup Co., 2.50%, 8/2/22	1,000,000	991,053
Canadian National Railway Co.:
1.45%, 12/15/16	1,725,000	1,755,256
2.85%, 12/15/21	750,000	786,538
3.50%, 11/15/42	1,000,000	965,058
Capital One Bank, 8.80%, 7/15/19	1,500,000	2,031,145
Capital One Capital VI, 8.875%, 5/15/40	443,000	443,000
Capital One Financial Corp.:
2.15%, 3/23/15	2,000,000	2,041,482
1.00%, 11/6/15	1,500,000	1,494,933
CBS Corp., 3.375%, 3/1/22	2,000,000	2,079,552
CC Holdings GS V LLC, 3.849%, 4/15/23 (e)	1,000,000	1,017,311
CenturyLink, Inc.:
5.80%, 3/15/22	4,250,000	4,492,790
7.65%, 3/15/42	3,800,000	3,971,418
Chesapeake Energy Corp., 7.625%, 7/15/13	2,300,000	2,369,000
CIT Group, Inc.:
4.75%, 2/15/15 (e)	1,750,000	1,820,000
5.25%, 3/15/18	1,000,000	1,070,000
Colgate-Palmolive Co.:
1.30%, 1/15/17	1,000,000	1,017,165
2.45%, 11/15/21	2,000,000	2,065,192
Consolidated Edison Company of New York, Inc., 4.45%, 6/15/20	1,675,000	1,948,147
Corning, Inc.:
1.45%, 11/15/17	1,200,000	1,204,721
4.75%, 3/15/42	6,500,000	6,845,098
Costco Wholesale Corp., 1.70%, 12/15/19	4,000,000	4,027,240
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,000,000	2,062,516
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	3,000,000	3,422,673
4.883%, 8/15/40 (e)	3,000,000	3,385,089
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	729,768	831,936
6.036%, 12/10/28	2,523,707	2,950,894
6.943%, 1/10/30	1,330,773	1,675,111
Darden Restaurants, Inc.:
4.50%, 10/15/21	1,950,000	2,096,878
3.35%, 11/1/22	1,000,000	967,626
DDR Corp., 4.75%, 4/15/18	3,000,000	3,324,819
Deere & Co.:
2.60%, 6/8/22	1,800,000	1,822,682
3.90%, 6/9/42	1,000,000	1,022,048
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	1,500,000	1,560,000
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	1,300,000	1,387,733
Discover Bank, 8.70%, 11/18/19	948,000	1,233,615
Discover Financial Services:
5.20%, 4/27/22	4,000,000	4,554,860
3.85%, 11/21/22 (e)	3,052,000	3,149,279
Discovery Communications LLC:
3.30%, 5/15/22	3,300,000	3,389,486
4.95%, 5/15/42	1,800,000	1,923,836
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	996,972
3.20%, 11/15/21	1,000,000	1,035,404
2.70%, 11/15/22	1,000,000	993,465
Duke Realty LP, 4.625%, 5/15/13	4,000,000	4,055,848
Eaton Corp.:
2.75%, 11/2/22 (e)	1,400,000	1,395,680
4.00%, 11/2/32 (e)	500,000	514,256
4.15%, 11/2/42 (e)	500,000	505,652
eBay, Inc., 2.60%, 7/15/22	1,200,000	1,212,287
Ecolab, Inc.:
4.35%, 12/8/21	2,000,000	2,232,362
5.50%, 12/8/41	1,000,000	1,193,044
Enterprise Products Operating LLC:
4.85%, 8/15/42	2,600,000	2,790,715
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	10,005,000	11,455,725
EOG Resources, Inc., 2.625%, 3/15/23	1,000,000	1,007,036
ERP Operating LP, 4.625%, 12/15/21	2,500,000	2,816,032
Excalibur One 77B LLC, 1.491%, 1/1/25	890,000	883,336
Experian Finance plc, 2.375%, 6/15/17 (e)	1,000,000	1,017,340
Express Scripts Holding Co.:
2.75%, 11/21/14 (e)	800,000	825,276
2.65%, 2/15/17 (e)	1,500,000	1,559,084
3.90%, 2/15/22 (e)	1,500,000	1,617,378
Fifth Third Bank, 0.421%, 5/17/13 (r)	4,000,000	3,999,020
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,183,367
FMC Technologies, Inc.:
2.00%, 10/1/17	1,000,000	1,009,225
3.45%, 10/1/22	1,000,000	1,020,643
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	1,000,000	1,042,843
4.207%, 4/15/16	4,750,000	5,066,426
3.984%, 6/15/16	3,150,000	3,344,752
4.25%, 2/3/17	2,000,000	2,142,582
5.875%, 8/2/21	2,400,000	2,794,891
Frontier Communications Corp., 6.25%, 1/15/13	2,000,000	2,002,500
Gilead Sciences, Inc.:
4.40%, 12/1/21	3,000,000	3,419,889
5.65%, 12/1/41	1,000,000	1,242,293
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	1,000,000	1,038,652
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	8,000,000	2,180,000
6.375%, 9/25/12 (e)(y)*	2,000,000	545,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	750,000	9,375
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	10,225,000	12,012,003
5.75%, 1/24/22	2,500,000	2,955,530
Great River Energy, 5.829%, 7/1/17 (e)	1,803,530	1,918,108
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (e)	1,000,000	1,092,813
Harley-Davidson Financial Services, Inc.:
1.15%, 9/15/15 (e)	2,000,000	2,005,250
2.70%, 3/15/17 (e)	4,200,000	4,340,805
Hartford Financial Services Group, Inc.:
5.125%, 4/15/22	1,000,000	1,153,850
6.10%, 10/1/41	3,844,000	4,568,329
6.625%, 4/15/42	1,000,000	1,271,460
HCP, Inc., 3.75%, 2/1/19	2,000,000	2,110,682
Hershey Co., 1.50%, 11/1/16	2,640,000	2,692,842
Hewlett-Packard Co.:
0.711%, 5/30/14 (r)	2,000,000	1,960,250
2.60%, 9/15/17	1,500,000	1,461,234
HSBC Holdings plc, 4.00%, 3/30/22	2,000,000	2,189,732
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,057,252
Ingredion, Inc.:
1.80%, 9/25/17	2,000,000	1,986,848
4.625%, 11/1/20	1,525,000	1,702,777
Intel Corp., 4.80%, 10/1/41	3,625,000	3,989,700
International Business Machines Corp.:
0.875%, 10/31/14	5,000,000	5,042,135
2.90%, 11/1/21	2,000,000	2,100,898
Jefferies Group, Inc., 5.125%, 4/13/18	1,500,000	1,575,000
John Deere Capital Corp.:
2.00%, 1/13/17	1,500,000	1,552,082
2.75%, 3/15/22	2,000,000	2,038,182
Johnson Controls, Inc., 5.00%, 3/30/20	750,000	852,388
JPMorgan Chase & Co., 4.50%, 1/24/22	13,200,000	14,932,328
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	1,000,000	245,000
Laboratory Corporation of America Holdings, 3.75%, 8/23/22	1,000,000	1,060,467
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,840,100
Lowe's Co.'s, Inc.:
3.80%, 11/15/21	1,250,000	1,380,778
3.12%, 4/15/22	1,000,000	1,052,667
Masco Corp.:
4.80%, 6/15/15	2,000,000	2,094,970
5.85%, 3/15/17	2,000,000	2,176,600
McKesson Corp., 2.70%, 12/15/22	1,400,000	1,400,461
Medtronic, Inc.:
3.125%, 3/15/22	1,500,000	1,592,586
4.50%, 3/15/42	1,000,000	1,136,059
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	3,000,000	2,968,230
Methanex Corp., 3.25%, 12/15/19	1,000,000	1,005,816
Microsoft Corp.:
2.125%, 11/15/22	1,200,000	1,188,246
3.50%, 11/15/42	1,200,000	1,160,161
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	1,967,831	526,395
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	2,000,000	2,008,136
6.90%, 10/1/37	2,300,000	2,850,238
New Albertsons, Inc., 8.00%, 5/1/31	2,600,000	1,462,500
New York Life Global Funding, 1.65%, 5/15/17 (e)	1,500,000	1,527,597
NII Capital Corp., 7.625%, 4/1/21	5,214,000	3,949,605
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	2,400,000	2,432,789
Noble Holding International Ltd., 5.25%, 3/15/42	3,000,000	3,198,837
Nordstrom, Inc., 4.00%, 10/15/21	1,000,000	1,114,947
Novartis Capital Corp.:
2.40%, 9/21/22	2,000,000	2,005,394
3.70%, 9/21/42	1,000,000	995,666
NYU Hospitals Center, 4.428%, 7/1/42	1,800,000	1,747,458
Omnicom Group, Inc., 3.625%, 5/1/22	3,100,000	3,229,329
PepsiCo, Inc., 2.75%, 3/5/22	6,000,000	6,163,872
Pioneer Natural Resources Co., 5.875%, 7/15/16	7,600,000	8,617,564
PNC Bank NA, 2.70%, 11/1/22	4,000,000	4,001,268
Royal Bank of Canada, 1.20%, 9/19/17	5,750,000	5,763,800
Ryder System, Inc., 3.15%, 3/2/15	3,000,000	3,098,406
Salvation Army, 5.46%, 9/1/16	310,000	350,340
Simon Property Group LP:
6.125%, 5/30/18	2,500,000	3,045,280
4.125%, 12/1/21	1,500,000	1,665,910
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	492,910
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	4,000,000	4,290,000
St. Jude Medical, Inc., 2.50%, 1/15/16	3,040,000	3,151,282
SunTrust Bank, 0.602%, 8/24/15 (r)	1,000,000	971,508
SunTrust Banks, Inc., 3.50%, 1/20/17	2,000,000	2,147,846
Target Corp.:
2.90%, 1/15/22	1,000,000	1,059,923
4.00%, 7/1/42	2,000,000	2,054,758
TD Ameritrade Holding Corp., 5.60%, 12/1/19	2,000,000	2,373,642
Telefonica Emisiones SAU:
0.643%, 2/4/13 (r)	1,000,000	998,926
3.992%, 2/16/16	1,000,000	1,040,500
Texas Instruments, Inc., 1.65%, 8/3/19	2,000,000	1,995,522
The Dun & Bradstreet Corp., 2.875%, 11/15/15	2,890,000	2,931,697
The Home Depot, Inc., 5.875%, 12/16/36	5,000,000	6,571,020
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	—
Time Warner Cable, Inc.:
4.00%, 9/1/21	3,300,000	3,622,294
5.50%, 9/1/41	1,900,000	2,114,065
Time Warner, Inc.:
4.00%, 1/15/22	1,770,000	1,937,589
5.375%, 10/15/41	2,650,000	2,960,190
Toronto-Dominion Bank, 2.375%, 10/19/16	1,900,000	1,996,585
Toyota Motor Credit Corp.:
2.05%, 1/12/17	2,000,000	2,068,518
3.30%, 1/12/22	2,000,000	2,157,748
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,077,500
Tyco Electronics Group SA:
1.60%, 2/3/15	1,000,000	1,014,808
3.50%, 2/3/22	1,000,000	1,027,761
United Parcel Service, Inc.:
1.125%, 10/1/17	1,000,000	1,001,795
2.45%, 10/1/22	1,200,000	1,200,390
US Bancorp, 2.95%, 7/15/22	1,200,000	1,212,271
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	9,000,000	9,542,313
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,149,884
4.25%, 3/1/22	3,000,000	3,181,338
Viacom, Inc.:
3.50%, 4/1/17	2,000,000	2,158,206
3.875%, 12/15/21	1,000,000	1,089,865
4.50%, 2/27/42	1,500,000	1,479,767
Volkswagen International Finance NV, 0.97%, 4/1/14 (e)(r)	5,000,000	5,016,120
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	13,150,000	13,084,250
Walgreen Co., 3.10%, 9/15/22	2,000,000	2,017,340
Weingarten Realty Investors, 3.375%, 10/15/22	1,000,000	985,962
Wells Fargo & Co., 1.23%, 6/26/15 (r)	2,000,000	2,018,896
Western Union Co., 2.875%, 12/10/17	1,500,000	1,486,272
Willis Group Holdings plc, 4.125%, 3/15/16	1,500,000	1,599,929
Willis North America, Inc., 6.20%, 3/28/17	1,225,000	1,394,632
Wisconsin Public Service Corp., 3.671%, 12/1/42	2,000,000	1,973,818
Xerox Corp., 1.71%, 9/13/13 (r)	3,775,000	3,799,753
Yara International ASA, 7.875%, 6/11/19 (e)	1,500,000	1,926,648

Total Corporate Bonds (Cost $505,606,792)		525,985,458

MUNICIPAL OBLIGATIONS - 6.4%
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/13	1,585,000	1,563,492
5.58%, 8/1/13	1,085,000	1,107,460
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	2,500,000	2,944,150
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,705,956
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	525,000	578,282
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,245,847
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,252,220
Maryland Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,780,060
Michigan Strategic Fund LO Revenue VRDN, 0.45%, 9/1/22 (r)	2,405,000	2,405,000
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	763,875
New York City GO VRDN, 0.10%, 4/1/42 (r)	15,000,000	15,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,437,142
New York State HFA Revenue VRDN, 0.15%, 5/15/37 (r)	2,700,000	2,700,000
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,006,346
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	2,000,000	2,402,180
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	490,572
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/47 (e)	3,000,000	3,222,420
West Contra Costa California Unified School District COPs, 4.82%, 1/1/13	500,000	500,000

Total Municipal Obligations (Cost $46,007,436)		49,105,002

SOVEREIGN GOVERNMENT BONDS - 1.5%
Province of Ontario Canada:
1.65%, 9/27/19	7,090,000	7,085,746
2.45%, 6/29/22	4,600,000	4,660,205

Total Sovereign Government Bonds (Cost $11,693,288)		11,745,951

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.9%
Freddie Mac:
1.25%, 10/2/19	14,000,000	13,959,036
2.375%, 1/13/22	3,975,000	4,152,583
Private Export Funding Corp., 2.125%, 7/15/16	4,000,000	4,223,144

Total U.S. Government Agencies and Instrumentalities (Cost $22,132,649)		22,334,763

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
Fannie Mae, 3.00%, 1/4/13	9,810,000	10,279,041

Total U.S. Government Agency Mortgage-Backed Securities (Cost $10,317,000)		10,279,041

U.S. TREASURY OBLIGATIONS - 7.9%
United States Treasury Bonds:
2.75%, 8/15/42	3,670,000	3,543,844
2.75%, 11/15/42	5,140,000	4,952,071
United States Treasury Notes:
0.25%, 11/30/14	10,880,000	10,880,424
0.375%, 11/15/15	125,000	125,117
0.625%, 11/30/17	685,000	682,699
1.00%, 11/30/19	730,000	722,928
1.625%, 11/15/22	40,265,000	39,824,581

Total U.S. Treasury Obligations (Cost $61,255,101)		60,731,664

COMMERCIAL PAPER - 0.3%
Rio Tinto America, Inc., 0.406%, 1/7/13 (e)	2,525,000	2,524,867

Total Commercial Paper (Cost $2,524,832)		2,524,867

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14 (b)(i)(r)	3,087,392	3,087,392

Total High Social Impact Investments (Cost $3,087,392)		3,087,392

TIME DEPOSIT - 5.2%
State Street Bank Time Deposit, 0.12%, 1/2/13	40,125,903	40,125,903

Total Time Deposit (Cost $40,125,903)		40,125,903

EQUITY SECURITIES - 0.3%	SHARES
CoBank ACB, Preferred (e)	1,300	876,281
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	309,375
Trust II, Preferred (b)(e)	625,000	309,375
Trust III, Preferred (b)(e)	625,000	309,375
Trust IV, Preferred (b)(e)	625,000	309,375

Total Equity Securities (Cost $3,057,804)		2,113,781

TOTAL INVESTMENTS (Cost $750,906,527) - 100.6%		772,840,490
Other assets and liabilities, net - (0.6%)		(4,407,313)
NET ASSETS - 100%		$768,433,177

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	100	3/13	$22,046,875	($94)

Sold:
5 Year U.S. Treasury Notes	221	3/13	27,495,508	41,662
10 Year U.S. Treasury Notes	66	3/13	8,763,563	56,839
Total Sold				$98,501

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Restricted securities represent 0.4% of the net assets of the Portfolio.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14	12/31/12	$3,087,392

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Aerospace & Defense - 1.3%
B/E Aerospace, Inc.*	639,873	$31,609,726

Air Freight & Logistics - 3.1%
C.H. Robinson Worldwide, Inc.	642,823	40,639,270
Expeditors International of Washington, Inc.	837,827	33,136,058
		73,775,328

Beverages - 3.9%
PepsiCo, Inc.	595,309	40,736,995
The Coca-Cola Co.	1,482,040	53,723,950
		94,460,945

Biotechnology - 2.7%
Gilead Sciences, Inc.*	878,274	64,509,225

Capital Markets - 1.7%
T. Rowe Price Group, Inc.	610,003	39,729,495

Chemicals - 3.4%
Ecolab, Inc.	1,144,715	82,305,009

Commercial Banks - 3.5%
SunTrust Banks, Inc.	1,158,668	32,848,238
Wells Fargo & Co.	1,501,857	51,333,472
		84,181,710

Communications Equipment - 5.5%
Juniper Networks, Inc.*	1,358,700	26,725,629
QUALCOMM, Inc.	1,707,860	105,921,477
		132,647,106

Computers & Peripherals - 4.7%
Apple, Inc. (t)	211,135	112,541,289

Consumer Finance - 3.0%
American Express Co.	1,264,706	72,695,301

Diversified Financial Services - 1.9%
IntercontinentalExchange, Inc.*	375,409	46,479,388

Electrical Equipment - 1.0%
Eaton Corp. plc	429,792	23,294,726

Energy Equipment & Services - 4.7%
Cameron International Corp.*	1,353,948	76,443,904
Noble Corp.	1,029,729	35,855,164
		112,299,068

Food & Staples Retailing - 6.8%
Costco Wholesale Corp.	666,087	65,789,413
CVS Caremark Corp.	1,987,199	96,081,072
		161,870,485

Health Care Equipment & Supplies - 2.2%
Edwards Lifesciences Corp.*	279,100	25,166,447
Varian Medical Systems, Inc.*	376,970	26,478,373
		51,644,820

Health Care Technology - 0.8%
Cerner Corp.*	249,170	19,345,559

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	1,103,682	59,179,429

Industrial Conglomerates - 4.2%
3M Co.	348,899	32,395,272
Danaher Corp.	1,199,196	67,035,057
		99,430,329

Insurance - 1.2%
Aflac, Inc.	542,806	28,833,855

Internet & Catalog Retail - 3.5%
Amazon.com, Inc.*	200,310	50,305,854
priceline.com, Inc.*	52,126	32,380,671
		82,686,525

Internet Software & Services - 3.6%
Google, Inc.*	120,911	85,770,636

IT Services - 5.4%
Cognizant Technology Solutions Corp.*	896,747	66,404,115
International Business Machines Corp.	330,048	63,220,694
		129,624,809

Multiline Retail - 1.8%
Kohl's Corp.	986,674	42,407,249

Oil, Gas & Consumable Fuels - 4.8%
QEP Resources, Inc.	1,541,131	46,650,035
Suncor Energy, Inc.	2,083,186	68,703,474
		115,353,509

Pharmaceuticals - 7.0%
Allergan, Inc.	1,201,866	110,247,168
Novartis AG (ADR)	379,357	24,013,298
Perrigo Co.	317,300	33,008,719
		167,269,185

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	1,110,670	34,364,130

Software - 6.0%
Informatica Corp.*	208,300	6,315,656
Intuit, Inc.	907,230	53,980,185
Microsoft Corp.	3,103,832	82,965,429
		143,261,270

Specialty Retail - 3.0%
Bed Bath & Beyond, Inc.*	453,218	25,339,418
Lowe's Co.'s, Inc.	1,340,650	47,619,888
		72,959,306

Textiles, Apparel & Luxury Goods - 1.5%
Nike, Inc., Class B	691,346	35,673,454

Venture Capital - 0.2%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	48,822
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	33,450
Better Energy Systems, Inc.:
Series B, Preferred (b)(i)*	992,555	—
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13) (b)(i)*	133,333	—
Chesapeake PERL, Inc., Series A-2, Preferred (b)(i)*	240,000	3,630
Cylex, Inc.:
Common Stock (b)(i)*	285,706	—
Series B, Preferred (b)(i)*	1,134,830	—
Series C-1, Preferred (b)(i)*	2,542,915	—
Digital Directions International, Inc. (a)(b)(i)*	354,389	531,583
Envisionier Medical Technologies, Inc., Warrants (strike price $.50/share, expires 8/6/20) (b)(i)*	50,000	—
Excent Corp. (b)(i)*	600,745	250,000
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	—
Series B, Preferred (a)(b)(i)*	244,371	—
Series C, Preferred (a)(b)(i)*	297,823	—
Series D, Preferred (a)(b)(i)*	228,138	521,615
Ivy Capital (Proprietary) Ltd. (b)(i)*	17	488,218
Marrone Bio Innovations, Inc.:
Series A, Preferred (b)(i)*	240,761	407,853
Series B, Preferred (b)(i)*	181,244	307,030
Series C, Preferred (b)(i)*	295,157	500,000
Napo Pharmaceuticals, Inc.:
Common Stock (b)(i)*	294,196	187,550
Common Warrants (strike price $0.55/share, expires 9/15/14) (b)(i)*	54,061	4,730
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	—
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	609,075
PresenceLearning, Inc.:
Series A, Preferred (b)(i)*	600,000	352,410
Series A-2, Preferred (b)(i)*	195,285	134,942
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	—
Village Laundry Services, Inc. (b)(i)*	9,444	30,599
		4,411,507

Total Equity Securities (Cost $1,863,606,221)		2,304,614,373

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.3%	ADJUSTED BASIS
Arborview Capital Partners (b)(i)*	$251,938	225,920
Blackstone Cleantech Venture Partners (b)(i)*	369,267	264,246
China Environment Fund 2004 (b)(i)*	-	277,546
China Environment Fund III (b)(i)*	961,890	1,124,055
Coastal Ventures III (a)(b)(i)*	125,000	115,935
Core Innovation Capital I (b)(i)*	422,048	352,153
DBL Equity Fund - BAEF Il (b)(i)*	555,121	487,696
Ignia Fund I (b)(i)*	697,818	448,712
Impact Ventures II (b)(i)*	727,986	644,041
LeapFrog Financial Inclusion Fund (b)(i)*	621,260	524,081
New Markets Education Partners (a)(b)(i)*	330,000	286,274
New Markets Venture Partners II (b)(i)*	281,119	319,439
Renewable Energy Asia Fund (b)(i)*	816,481	666,549
SEAF India International Growth Fund (b)(i)*	326,821	261,004
SJF Ventures II (b)(i)*	561,152	1,071,426
SJF Ventures III (a)(b)(i)*	165,000	151,438
Westly Capital Partners Fund II (b)(i)*	207,437	136,888

Total Venture Capital Limited Partnership Interest (Cost $7,420,338)		7,357,403

VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
Envisionier Medical Technologies, Inc.:
Note I, 7.00%, 3/31/13 (b)(i)(xx)	$200,000	—
Note II, 7.00%, 3/31/13 (b)(i)(xx)	100,000	—
Excent Corp., Note, 7.00%, 9/30/19 (b)(i)	250,000	250,000
Marrone Bio Innovations, Inc., Note, 10.00%, 3/31/14 (b)(i)	200,000	200,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (b)(i)(v)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 12/31/14 (b)(i)	100,000	100,000
Quantum Intech, Inc., 11.50%, 9/10/15 (b)(i)	105,145	105,145
SEAF Global SME Facility:
9.00%, 12/16/14 (b)(i)	1,500,000	1,500,000
9.00%, 4/20/15 (b)(i)	1,000,000	1,000,000
9.00%, 11/5/15 (b)(i)	1,000,000	—
9.00%, 3/29/16 (b)(i)	450,000	450,000
9.00%, 6/14/16 (b)(i)	400,000	400,000
9.00%, 7/13/16 (b)(i)	650,000	650,000
Sword Diagnostics:
Convertible Bridge Note II, Series C, 10.00%, 6/30/13 (b)(i)(zz)	100,000	50,000
Convertible Bridge Note, Series C, 10.00%, 6/30/13 (b)(i)(zz)	25,000	12,500

Total Venture Capital Debt Obligations (Cost $6,086,370)		4,717,645

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14 (b)(i)(r)	10,833,877	10,833,877

Total High Social Impact Investments (Cost $10,833,877)		10,833,877

TIME DEPOSIT - 3.5%
State Street Bank Time Deposit, 0.12%, 1/2/13	83,523,441	83,523,441

Total Time Deposit (Cost $83,523,441)		83,523,441

TOTAL INVESTMENTS (Cost $1,971,470,247) - 100.8%		2,411,046,739
Other assets and liabilities, net - (0.8%)		(18,575,072)
NET ASSETS - 100%		$2,392,471,667

(a) Affiliated company.

(b) This security was valued by the Board of Trustees. See Note A.

(i) Restricted securities represent 1.1% of net assets for the Equity Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) 30,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v) Security is in default for principal and interest.

(xx) Restructured from an original maturity date of September 15, 2010.

(zz) Restructured from an original maturity date of September 30, 2010.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Arborview Capital Partners LP	11/13/12	251,938
Better Energy Systems, Inc.:
Series B, Preferred	8/3/10	400,000
Series B, Preferred Warrants (strike price $0.75/share, expires 8/3/13)	8/4/10	-
Blackstone Cleantech Venture Partners LP	7/29/10 - 10/5/12	369,267
Calvert Social Investment Foundation Notes, 0.50%, 1/1/14	12/31/12	10,833,877
Chesapeake PERL, Inc., Series A-2, Preferred	7/30/04 - 9/8/06	300,000
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
China Environment Fund III LP	1/24/08 - 7/17/12	961,890
Coastal Ventures III LP	7/30/12	125,000
Core Innovation Capital I LP	8/11/10 - 12/20/12	422,048
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/30/06	471,342
DBL Equity Fund - BAEF Il LP	3/30/11 - 12/12/12	555,121
Digital Directions International, Inc.	7/2/08 - 7/15/09	683,778
Envisionier Medical Technologies, Inc.:
Warrants (strike price $.50/share, expires 8/6/20)	8/6/10	-
Note I, 7.00%, 3/31/13	12/14/09	200,000
Note II, 7.00%, 3/31/13	8/5/10	100,000
Excent Corp.:
Common	9/28/12	250,000
Note, 7.00%, 9/30/19	9/28/12	250,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
Series D, Preferred	12/30/10 - 5/24/11	700,178
Ignia Fund I LP	1/28/10 - 12/12/12	697,818
Impact Ventures II LP	9/8/10 - 12/12/12	727,986
Ivy Capital (Proprietary) Ltd.	9/12/12	496,026
LeapFrog Financial Inclusion Fund LP	1/20/10 - 12/14/12	621,260
Marrone Bio Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
Series C, Preferred	11/19/10	500,000
Note, 10.00%, 3/31/14	3/15/12	200,000
Napo Pharmaceuticals, Inc.:
Common Stock	2/21/07 - 9/23/09	419,720
Common Warrants (strike price $0.55/share, expires 9/15/14)	9/23/09	16,908
New Day Farms, Inc.:
Series B, Preferred	3/12/09	500,000
Participation Interest Note, 9.00%, 9/1/12	11/25/09	6,225
New Markets Education Partners LP	9/27/11 - 12/19/12	330,000
New Markets Venture Partners II LP	7/21/08 - 12/19/12	281,119
One Earth Group Ltd., Convertible Note, 5.00%, 12/31/14	12/21/12	100,000
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
PresenceLearning, Inc.:
Series A, Preferred	9/29/11	300,000
Series A-2, Preferred	5/2/12	134,942
Quantum Intech, Inc., 11.50%, 9/10/15	10/5/10 - 11/8/12	105,145
Renewable Energy Asia Fund LP	9/29/10 - 11/8/12	816,481
SEAF Global SME Facility:
9.00%, 12/16/14	12/16/09	1,500,000
9.00%, 4/20/15	4/20/10	1,000,000
9.00%, 11/5/15	11/4/10	1,000,000
9.00%, 3/29/16	3/29/11	450,000
9.00%, 6/14/16	6/13/11	400,000
9.00%, 7/13/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	326,821
SJF Ventures II LP	2/14/06 - 11/20/12	561,152
SJF Ventures III LP	2/6/12	165,000
Sword Diagnostics:
Series B, Preferred	12/26/06	250,000
Convertible Bridge Note II, Series C, 10.00%, 6/30/13	11/9/10	100,000
Convertible Bridge Note, Series C, 10.00%, 6/30/13	10/29/09	25,000
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11 - 11/5/12	207,437

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 94.9%	SHARES	VALUE
Air Freight & Logistics - 2.9%
FedEx Corp.	31,139	$2,856,069

Automobiles - 3.9%
Toyota Motor Corp. (ADR)	41,257	3,847,215

Beverages - 3.9%
The Coca-Cola Co.	106,119	3,846,814

Biotechnology - 3.7%
Amgen, Inc.	42,138	3,637,352

Capital Markets - 3.9%
Goldman Sachs Group, Inc.	29,763	3,796,568

Commercial Banks - 6.8%
Barclays plc (ADR)	148,188	2,566,616
Wells Fargo & Co.	119,435	4,082,288
		6,648,904

Communications Equipment - 4.1%
Cisco Systems, Inc.	202,059	3,970,459

Computers & Peripherals - 1.0%
Apple, Inc.	1,868	995,700

Consumer Finance - 0.7%
Capital One Financial Corp.	10,890	630,858

Diversified Financial Services - 4.5%
JPMorgan Chase & Co.	100,009	4,397,396

Diversified Telecommunication Services - 5.7%
AT&T, Inc.	122,323	4,123,508
BT Group plc (ADR)	37,064	1,409,544
		5,533,052

Food & Staples Retailing - 3.7%
CVS Caremark Corp.	74,207	3,587,908

Food Products - 4.8%
Campbell Soup Co.	51,918	1,811,419
General Mills, Inc.	70,763	2,859,533
		4,670,952

Health Care Equipment & Supplies - 3.5%
Medtronic, Inc.	78,568	3,222,860
St. Jude Medical, Inc.	4,630	167,328
		3,390,188

Health Care Providers & Services - 2.7%
DaVita HealthCare Partners, Inc.*	21,082	2,330,193
McKesson Corp.	3,488	338,197
		2,668,390

Industrial Conglomerates - 0.2%
Danaher Corp.	4,262	238,246

Insurance - 3.3%
ACE Ltd.	36,321	2,898,416
Aflac, Inc.	5,487	291,469
		3,189,885

Internet & Catalog Retail - 0.5%
Liberty Interactive Corp.*	24,771	487,493

IT Services - 1.9%
Western Union Co.	136,627	1,859,493

Machinery - 4.1%
Cummins, Inc.	9,395	1,017,948
Dover Corp.	45,765	3,007,218
		4,025,166

Media - 10.3%
DIRECTV*	6,561	329,100
Omnicom Group, Inc.	50,523	2,524,129
Time Warner Cable, Inc.	28,912	2,809,957
Time Warner, Inc.	74,503	3,563,479
Viacom, Inc., Class B	15,773	831,868
		10,058,533

Multiline Retail - 3.3%
Target Corp.	53,854	3,186,541

Oil, Gas & Consumable Fuels - 4.9%
Denbury Resources, Inc.*	194,770	3,155,274
QEP Resources, Inc.	54,955	1,663,488
		4,818,762

Pharmaceuticals - 2.8%
Roche Holding AG (ADR)	53,693	2,711,497

Software - 6.1%
CA, Inc.	111,207	2,444,330
Symantec Corp.*	184,286	3,466,420
		5,910,750

Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc., Class B	37,036	1,685,879

Total Equity Securities (Cost $87,785,056)		92,650,070

TIME DEPOSIT - 5.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$4,921,509	4,921,509

Total Time Deposit (Cost $4,921,509)		4,921,509

TOTAL INVESTMENTS (Cost $92,706,565) - 99.9%		97,571,579
Other assets and liabilities, net - 0.1%		64,217
NET ASSETS - 100%		$97,635,796

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity (known as Large Cap Core, effective January 31, 2013). Money Market, Balanced, Equity, and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately.  Money Market offers Class O shares, which are sold without a sales charge.  Balanced, Bond, Equity, and Enhanced Equity each offer Class A, Class B, Class C, and Class I shares.  Bond and Equity also offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 21-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.  All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Balanced	$14,294,068	2.8%
Bond	6,571,077	0.9%
Equity	27,320,432	1.1%

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Money Market	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$28,133,844	-	$28,133,844
Variable rate demand notes	-	98,857,500	-	98,857,500
Municipal obligations	-	1,200,000	-	1,200,000
Other debt obligations	-	209,281	-	209,281
TOTAL	-	$128,400,625	-	$128,400,625

* For a complete listing of investments, please refer to the Schedule of Investments.

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$296,571,623	$990,000	—	$297,561,623***
Venture capital	11,600	—	$7,781,694	7,793,294
Asset-backed securities	—	6,686,548	—	6,686,548
Collateralized mortgage-backed obligations	—	566,609	—	566,609
Commercial mortgage-backed securities	—	4,520,182	—	4,520,182
Corporate debt	—	135,722,059	1,019,305	136,741,364
Municipal obligations	—	10,313,656	—	10,313,656
U.S. government obligations	—	21,902,177	—	21,902,177
Other debt obligations	—	22,445,754	—	22,445,754
TOTAL	$296,583,223	$203,146,985	$8,800,999	$508,531,207

Other financial instruments**	$19,092	—	—	$19,092

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Exclusive of $4,294,978 venture capital equity shown in the venture capital heading.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balanced	Venture Capital	Corporate Debt
Balance as of 9/30/12	$8,411,635	$953,783
Accrued discounts/premiums	—	—
Realized gain (loss)	(486,149)	(24,577)
Change in unrealized appreciation (depreciation)	—	51,428
Purchases	42,857	85,390
Sales	(186,650)	(46,718)
Transfers in and/ or out of Level 3[1]	—	—
Balance as of 12/31/12	$7,781,693	$1,019,306

Balanced	Total
Balance as of 9/30/12	$9,365,418
Accrued discounts/premiums	—
Realized gain (loss)	(510,726)
Change in unrealized appreciation (depreciation)	51,428
Purchases	128,247
Sales	(233,368)
Transfers in and/ or out of Level 3[1]	—
Balance as of 12/31/12	$8,800,999

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended December 31, 2012, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was ($434,721).  Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$876,281	$1,237,500	-	$2,113,781
Asset-backed securities	-	18,177,597	-	18,177,597
Collateralized mortgage-backed obligations	-	3,243,689	-	3,243,689
Commercial mortgage-backed securities	-	23,385,382	-	23,385,382
Corporate debt	-	524,966,153	$1,019,305	525,985,458
Municipal obligations	-	49,105,002	-	49,105,002
U.S. government obligations	-	93,345,468	-	93,345,468
Other debt obligations	-	57,484,113	-	57,484,113
TOTAL	$876,281	$770,944,904	$1,019,305***	$772,840,490

Other financial instruments**	$98,407	-	-	$98,407

* For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.1 % of net assets.

Equity

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,300,202,866	-	-	$2,300,202,866 **
Venture capital	-	-	$16,486,555	16,486,555
Other debt obligations	-	$94,357,318	-	94,357,318
TOTAL	$2,300,202,866	$94,357,318	$16,486,555***	$2,411,046,739

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Exclusive of $4,411,507 venture capital equity shown in the venture capital heading.

*** Level 3 securities represent 0.7 % of net assets.

Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$92,650,070	-	-	$92,650,070
Other debt obligations	-	$4,921,509	-	4,921,509
TOTAL	$92,650,070	$4,921,509	-	$97,571,579

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, Balanced and Bond used U.S. Treasury Bond futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios.  The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During period ended December 31, 2012, Balanced invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 31 contracts and $5,350,600 weighted average notional value.

During period ended December 31, 2012, Bond invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures. The volume of activity has varied throughout the period with a weighted average of 107 contracts and $10,782,287 weighted average notional value.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with management’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced, and annually by Equity and Enhanced Equity.  Distributions from net realized capital gains, if any, are paid at least annually.  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: Balanced, Bond, Equity, and Enhanced Equity each charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

Expense Offset Arrangements: During the period ended December 31, 2012, the Fund had arrangements with its custodian banks whereby the custodians’ fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. The arrangement with one custodian bank was suspended effective January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement is an alternative to overnight investments.86 - CALVERT SOCIAL INVESTMENT FUND ANNUAL REPORT

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2012 and the capital loss carryforward as of September 30, 2012, with expiration dates:

	Money Market	Balanced	Bond
Federal income tax cost of investments	$128,400,625	$461,385,498	$751,229,562
Unrealized appreciation	-	$64,254,575	$36,851,953
Unrealized depreciation	-	(17,108,866)	(15,241,025)
Net unrealized appreciation/ (depreciation)	-	$47,145,709	$21,610,928

	Equity	Enhanced Equity
Federal income tax cost of investments	$1,973,057,913	$92,711,333
Unrealized appreciation	$472,810,800	$6,993,783
Unrealized depreciation	(34,821,974)	(2,133,537)
Net unrealized appreciation/ (depreciation)	$437,988,826	$4,860,246

Capital Loss Carryforward

Expiration Date	Money Market	Balanced	Equity*	Enhanced Equity
30-Sep-13	($6,183)	-	-	-
30-Sep-14	(211)	-	-	-
30-Sep-15	(2,100)	-	-	-
30-Sep-17	-	-	($104,797,955)	-
30-Sep-18	-	($18,765,622)	-	($5,174,399)
30-Sep-19	(348)	-	-	-

No Expiration Date
Short-term	($168)	-	-	-
Long-term	(103)	-	-	-

* Equity’s use of net capital loss carryforwards acquired from Calvert Large Cap Growth Fund may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$79,230
GEEMF Partners LP	-	136,216
TOTALS	$200,000	$215,446

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Coastal Ventures III, LP	$125,000	$115,935
Digital Directions International, Inc.	683,778	531,583
Global Resource Options, Inc.	3,200,178	521,615
New Day Farms, Inc.	506,225	-
New Markets Education Partners, LP	330,000	286,274
SJF Ventures III, LP	165,000	151,438
TOTALS	$5,010,181	$1,606,845

NOTE D – CAPITAL COMMITMENTS

In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities.  The aggregate amount of the future capital commitments totals $60,000 and $6,649,391 for the Balanced and Equity Portfolios, respectively, at December 31, 2012.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

MUTUAL FUNDS - 99.9%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	53,295	$1,028,060
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	302,760	4,020,657
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I (a)	2,639,491	43,076,494
Calvert Enhanced Equity Portfolio, Class I	427,314	8,080,503
Calvert Equity Portfolio, Class I	144,309	5,993,138
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	91,998	3,054,333
Calvert International Equity Fund, Class I	545,482	8,285,867

Total Mutual Funds (Cost $69,158,257)		73,539,052

TOTAL INVESTMENTS (Cost $69,158,257) - 99.9%		73,539,052
Other assets and liabilities, net - 0.1%		98,347
NET ASSETS - 100%		$73,637,399

(a) The Fund’s investment in the Calvert Social Investment Fund Bond Portfolio, Class I represents 59% of the Fund’s total investments. The Calvert Conservative Allocation Fund seeks current income and capital appreciation, consistent with the preservation of capital. For further financial information, available upon request at no charge, on the Calvert Social Investment Fund Bond Portfolio please go to the U.S. Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-368-2745.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

MUTUAL FUNDS - 100.0%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	504,735	$9,736,336
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	635,588	8,440,615
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,562,146	41,814,222
Calvert Enhanced Equity Portfolio, Class I	1,177,165	22,260,182
Calvert Equity Portfolio, Class I	719,276	29,871,532
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	193,186	6,413,774
Calvert International Equity Fund, Class I	1,502,873	22,828,641
Calvert International Opportunities Fund, Class I	339,090	4,381,048

Total Mutual Funds (Cost $129,389,984)		145,746,350

TOTAL INVESTMENTS (Cost $129,389,984) - 100.0%		145,746,350
Other assets and liabilities, net - 0.0%		39,034
NET ASSETS - 100%		$145,785,384

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

MUTUAL FUNDS - 98.8%	SHARES	VALUE
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	463,708	$8,944,932
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	312,225	4,146,349
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	183,430	2,993,579
Calvert Enhanced Equity Portfolio, Class I	675,457	12,772,898
Calvert Equity Portfolio, Class I	434,578	18,048,013
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	121,987	4,049,957
Calvert International Equity Fund, Class I	985,529	14,970,189
Calvert International Opportunities Fund, Class I	250,751	3,239,701

Total Mutual Funds (Cost $62,600,164)		69,165,618

TOTAL INVESTMENTS (Cost $62,600,164) - 98.8%		69,165,618
Other assets and liabilities, net - 1.2%		857,881
NET ASSETS - 100%		$70,023,499

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Notes to Financial Statements

Note A — Significant Accounting Policies

General: The Calvert Social Investment Fund is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with eight separate portfolios, three of which are reported herein: Calvert Conservative Allocation Fund ("Conservative"), Calvert Moderate Allocation Fund ("Moderate"), and Calvert Aggressive Allocation Fund ("Aggressive") (the “Funds”). The Funds are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies.  The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees ("the Board") to value their investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Funds to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds' investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.  Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

At December 31, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2012:

Conservative

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$73,539,052	-	-	$73,539,052
TOTAL	$73,539,052	-	-	$73,539,052

Moderate

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$145,746,350	-	-	$145,746,350
TOTAL	$145,746,350	-	-	$145,746,350

Aggressive

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Mutual Funds	$69,165,618	-	-	$69,165,618
TOTAL	$69,165,618	-	-	$69,165,618

* For a complete listing of investments, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions, normally purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: During the period ended December 31, 2012, the Funds had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Funds' cash on deposit with the bank. These credits were used to reduce the Funds' expenses. However, this arrangement was suspended effective January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code and to distribute substantially all taxable earnings.

Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note B – Tax Information

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2012 and the capital loss carryforward as of September 30, 2012, with expiration dates:

	Conservative	Moderate	Aggressive
Federal income tax cost of investments	$70,390,023	$139,422,314	$69,072,928
Unrealized appreciation	$3,149,029	$9,211,220	$3,435,897
Unrealized depreciation	—	(2,887,184)	(3,343,207)
Net unrealized appreciation/ (depreciation)	$3,149,029	$6,324,036	$92,690

Capital Loss Carryforward

Expiration Date	Conservative	Moderate	Aggressive
30-Sep-17	—	—	($87,234)
30-Sep-18	—	($201,235)	(2,287)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President – Principal Executive Officer

Date:    February 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2013